Label	Element	Value
Invesco High Yield Select ETF | Invesco High Yield Select ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco High Yield Select ETF
Strategy [Heading]	oef_StrategyHeading	2.)Principal Investment Strategies and Risks Changes.
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
i.	The following or similar information is added to the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund may invest up to 20% of its net assets in senior secured floating rate loans made by banks, including non-U.S. borrowers or issuers. Secured floating rate loans (also known as bank loans) are made to or issued by companies (borrowers), which may include U.S. and non-U.S. companies, and bear interest at a floating rate that resets periodically based on a benchmark that reflects current interest rates. Secured floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as agent for the lenders in the lending group. Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan. The Fund may invest in defaulted or distressed loans and loans to bankrupt companies.

The Fund will attempt to maintain a dollar-weighted average portfolio duration equal to or less than three years. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet that target at all times. The foregoing duration target is not guaranteed and the Sub-Adviser may deviate from such target in its discretion. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 19, 2025 TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2025, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco High Yield Select ETF (HIYS)

(the “Fund”)

At a meeting held on December 17, 2025, the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust approved changes to the Fund’s name and principal investment strategies. In connection with these changes, the Fund’s ticker symbol will also change and additional portfolio managers will manage the Fund. These changes will be effective on or about February 23, 2026 (the “Effective Date”).

Therefore, on the Effective Date, the Fund’s Prospectuses and SAI will be revised as follows:

1.)	Name and Ticker Change. The Fund’s name will change to “Invesco Short Duration High Yield ETF,” and its ticker will change to “GTOH.” All references to the Fund’s name and ticker symbol in the Prospectuses and SAI are updated accordingly.